AMERICAN EAGLE FUNDS

SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)
                                                     ---------------------------
                                                          SUPPLEMENT DATED
                                                         NOVEMBER 5, 2001 TO
                                                          PROSPECTUS DATED
                                                             MAY 1, 2001
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THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A
COPY OF THE PROSPECTUS, PLEASE CALL 1-800-370-0612.

In the "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS" section of this prospectus, under the heading "Principal Investment Strategies - Large Cap Growth Fund", Large-Cap Growth Fund is mistakenly referred to as a diversified fund. Like Capital Appreciation Fund and Twenty Fund, Large-Cap Growth Fund is a NON-DIVERSIFIED fund.